Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000009516 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000009516 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000009516 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000009516 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
C000009516 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.52%
C000009517 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000009517 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000009517 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000009517 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
C000009517 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.52%
C000009518 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000009518 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000009518 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000009518 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
C000009518 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.52%
C000009520 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000009520 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000009520 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000009520 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
C000009520 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.52%
C000009519 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000009519 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000009519 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000009519 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
C000009519 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.52%